Investments in associates and joint ventures (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of financial position
Current assets		$ 23,224,016	$ 24,129,162
Non-current assets		94,623,396	94,829,815
Total assets		117,847,412	118,958,977
Current liabilities		16,846,611	16,387,358
Non-current liabilities		52,785,102	59,011,118
Total liabilities		69,631,713	75,398,476
Equity		48,215,699	43,560,501	$ 43,100,963	$ 48,534,228
Other complementary information
Cash and cash equivalents		7,945,885	8,410,467	6,550,450	$ 7,618,178
Financial obligations, short-term	[1]	5,144,504	4,126,203
Financial obligations, long-term		38,403,331	48,095,824
Statement of profit or loss
Sales revenue		55,954,228	48,485,561	52,347,271
Costs		36,908,325	34,251,423	36,994,516
Administrative expenses and others		(1,764,524)	(1,923,268)	(1,700,985)
Financial income (expenses)		(2,495,731)	(1,175,367)	(7,663,104)
Income tax		5,800,268	4,543,046	710,353
Net income for the period		7,969,394	3,247,480	(6,288,979)
Other comprehensive income		(1,815,907)	(1,728,607)	7,039,199
Offshore International Group [member]
Statement of financial position
Current assets		289,618	317,700
Non-current assets		1,568,395	1,693,947
Total assets		1,858,013	2,011,647
Current liabilities		192,513	147,090
Non-current liabilities		657,746	671,577
Total liabilities		850,259	818,667
Equity		1,007,754	1,192,980
Other complementary information
Cash and cash equivalents		32,490	22,224
Financial obligations, short-term		97,960	21,408
Financial obligations, long-term		214,259	356,353
Statement of profit or loss
Sales revenue		393,210	379,811	463,660
Costs		(508,461)	(502,107)	(654,095)
Administrative expenses and others		(103,340)	(221,238)	(128,895)
Financial income (expenses)		(20,264)	(12,010)	(8,528)
Income tax		60,575	107,507	90,294
Net income for the period		(178,280)	(248,037)	(237,564)
Other comprehensive income		0	0	0
Dividends paid to the Ecopetrol Business Group		0	0	0
Depreciation and amortization		232,953	228,250	229,317
Equion Energia Limited [Member]
Statement of financial position
Current assets		909,927	712,078
Non-current assets		955,849	1,406,510
Total assets		1,865,776	2,118,588
Current liabilities		430,130	417,203
Non-current liabilities		98,835	170,527
Total liabilities		528,965	587,730
Equity		1,336,811	1,530,858
Other complementary information
Cash and cash equivalents		170,618	300,689
Financial obligations, short-term		336,352	328,497
Financial obligations, long-term		2,921	309
Statement of profit or loss
Sales revenue		1,213,692	1,204,301	1,218,796
Costs		(793,999)	(969,318)	(958,467)
Administrative expenses and others		12,188	(44,810)	(74,258)
Financial income (expenses)		2,373	59,143	37,970
Income tax		(180,546)	30,199	(209,221)
Net income for the period		253,708	279,515	14,820
Other comprehensive income		913,728	935,847	1,024,423
Dividends paid to the Ecopetrol Business Group		217,075	375,035	284,984
Depreciation and amortization		$ 557,970	$ 678,488	$ 642,369

[1]	The increase in the current portion is mainly due to the expiration of: i) the first tranche of local bonds issued by Ecopetrol S.A. in 2013, and ii) the 5-year series of international bonds issued in 2013 by Ecopetrol S.A.. These bonds mature in August and September 2018, respectively.